UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01415

                  AllianceBernstein Global Small Cap Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
October 31, 2004  (unaudited)

Company                                                               Shares          Value
-------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS - 100.7%

United States Investments - 56.6%
Consumer Services - 19.2%
Advertising - 1.1%
Getty Images, Inc.(a)                                                 13,800   $    815,994
                                                                               ------------

Broadcasting & Cable - 2.4%
Citadel Broadcasting Co.(a)                                           26,900        391,395
Radio One, Inc. Cl.D(a)                                               46,200        678,678
Sirius Satellite Radio, Inc.*                                         79,200        308,880
XM Satellite Radio Holdings, Inc. Cl.A(a)                             13,200        426,624
                                                                               ------------
                                                                                  1,805,577
                                                                               ------------

Cellular Communications - 1.2%
Nextel Partners, Inc. Cl.A(a)*                                        52,800        889,152
                                                                               ------------

Entertainment & Leisure - 1.0%
Activision, Inc.(a)                                                   42,000        608,160
DreamWorks Animation SKG, Inc. Cl.A                                    2,200         85,910
                                                                               ------------
                                                                                    694,070
                                                                               ------------

Gaming - 1.3%
Station Casinos, Inc.                                                 19,300        983,335
                                                                               ------------

Retail - General Merchandise - 3.7%
Dick's Sporting Goods, Inc.(a)*                                       20,330        731,880
MSC Industrial Direct Co., Inc. Cl.A*                                 25,200        860,328
Tuesday Morning Corp.(a)                                              16,400        535,296
Williams-Sonoma, Inc.(a)                                              16,600        633,622
                                                                               ------------
                                                                                  2,761,126
                                                                               ------------

Miscellaneous - 8.5%
CDW Corp.                                                             16,700      1,035,901
Dycom Industries, Inc.(a)                                             31,200      1,018,680
Education Management Corp.(a)                                         22,600        606,132
Hughes Supply, Inc.                                                   16,800        477,288
Iron Mountain, Inc.(a)                                                21,425        708,096
Manpower, Inc.                                                        20,800        941,200
ScanSource, Inc.(a)                                                   16,560      1,025,561
The Corporate Executive Board Co.                                      8,200        521,930
                                                                               ------------
                                                                                  6,334,788
                                                                               ------------
                                                                                 14,284,042
                                                                               ------------

Technology - 9.7%
Communication Equipment - 0.9%
National Instruments Corp.                                            24,150        664,850
                                                                               ------------

Computer Hardware/Storage - 0.9%
Avocent Corp.(a)                                                      18,000        640,800
                                                                               ------------

Computer Services - 1.8%
Cogent, Inc.*                                                         15,100        288,924
Global Payments, Inc.                                                 15,500        848,780
Sapient Corp.(a)                                                      21,600        173,880
                                                                               ------------
                                                                                  1,311,584
                                                                               ------------

Computer Software - 2.1%
Macromedia, Inc.                                                      15,700        426,098
NAVTEQ                                                                12,600        507,906
Quest Software, Inc.(a)                                               42,800        627,876
                                                                               ------------
                                                                                  1,561,880
                                                                               ------------

Contract Manufacturing - 0.2%
Semtech Corp.(a)                                                       8,600        179,568
                                                                               ------------

Company                                                               Shares          Value
-------------------------------------------------------------------------------------------
Semi-Conductor Capital Equipment - 1.1%
FormFactor, Inc.(a)                                                   20,500        480,725
Lam Research Corp.(a)                                                 14,400        374,832
                                                                               ------------
                                                                                    855,557
                                                                               ------------

Semi-Conductor Components - 0.9%
International Rectifier Corp.(a)                                      17,735        704,966
                                                                               ------------

Miscellaneous - 1.8%
Amphenol Corp. Cl.A(a)                                                19,680        675,614
Tektronix, Inc.                                                       20,900        633,897
                                                                               ------------
                                                                                  1,309,511
                                                                               ------------
                                                                                  7,228,716
                                                                               ------------

Energy - 6.9%
Domestic Producers - 2.7%
Newfield Exploration Co.(a)                                           20,900      1,216,380
Noble Energy, Inc.                                                    13,200        765,600
                                                                               ------------
                                                                                  1,981,980
                                                                               ------------

Oil Service - 2.7%
Cooper Cameron Corp.(a)                                                6,500        314,275
National-Oilwell, Inc.(a)*                                            25,300        852,863
Patterson-UTI Energy, Inc.                                            30,200        580,746
Spinnaker Exploration Co.(a)                                           7,000        223,440
                                                                               ------------
                                                                                  1,971,324
                                                                               ------------

Pipelines - 1.5%
Grant Prideco, Inc.(a)                                                56,100      1,153,416
                                                                               ------------
                                                                                  5,106,720
                                                                               ------------

Health Care - 6.6%
Biotechnology - 1.4%
Protein Design Labs, Inc.(a)                                          20,900        400,235
Techne Corp.(a)                                                       11,700        421,434
Telik, Inc.(a)                                                        14,100        260,145
                                                                               ------------
                                                                                  1,081,814
                                                                               ------------

Drugs - 1.2%
Impax Laboratories, Inc.(a)*                                          21,600        318,816
Martek Biosciences Corp.(a)                                           11,500        541,144
                                                                               ------------
                                                                                    859,960
                                                                               ------------

Medical Products - 2.1%
Foxhollow Technologies, Inc.                                           2,700         55,566
INAMED Corp.(a)                                                        7,187        381,989
Kinetic Concepts, Inc.(a)                                             13,900        692,637
Pharmion Corp.(a)*                                                     9,400        431,930
                                                                               ------------
                                                                                  1,562,122
                                                                               ------------

Medical Services - 0.8%
LabOne, Inc.(a)*                                                      16,800        504,000
The Cooper Cos., Inc.                                                  1,200         84,420
                                                                               ------------
                                                                                    588,420
                                                                               ------------

Miscellaneous - 1.1%
Stericycle, Inc.(a)                                                   10,400        471,432
VCA Antech, Inc.(a)*                                                  14,400        322,848
                                                                               ------------
                                                                                    794,280
                                                                               ------------
                                                                                  4,886,596
                                                                               ------------

Finance - 4.7%
Brokerage & Money Management - 2.5%
Affiliated Managers Group, Inc.(a)                                     5,950        332,248
BlackRock, Inc. Cl.A                                                   9,400        690,900
Southwest Bancorporation of Texas, Inc.                               36,000        843,840
                                                                               ------------
                                                                                  1,866,988
                                                                               ------------

Company                                                               Shares          Value
-------------------------------------------------------------------------------------------
Miscellaneous - 2.2%
Archipelago Holdings, Inc.                                            13,100        223,617
CapitalSource, Inc.(a)*                                               27,400        613,760
Cathay General Bancorp                                                 7,600        299,440
Investors Financial Services Corp.*                                   11,600        446,484
                                                                               ------------
                                                                                  1,583,301
                                                                               ------------
                                                                                  3,450,289
                                                                               ------------

Transportation - 4.3%
Air Freight - 2.0%
Expeditors International of Washington, Inc.*                         26,700      1,524,570
                                                                               ------------

Trucking - 1.4%
Werner Enterprises, Inc.                                              47,675      1,010,710
                                                                               ------------

Miscellaneous - 0.9%
BorgWarner, Inc.                                                      13,800        640,044
                                                                               ------------
                                                                                  3,175,324
                                                                               ------------

Capital Goods - 3.7%
Electrical Equipment - 1.7%
L-3 Communications Holdings, Inc.                                     14,000        923,020
United Defense Industries, Inc.(a)                                     8,800        353,232
                                                                               ------------
                                                                                  1,276,252
                                                                               ------------

Machinery - 0.6%
Bucyrus International, Inc. Cl.A                                       2,090         62,700
Cummins, Inc.*                                                         5,300        371,424
                                                                               ------------
                                                                                    434,124
                                                                               ------------

Miscellaneous - 1.4%
IDEX Corp.                                                            27,200      1,003,680
                                                                               ------------
                                                                                  2,714,056
                                                                               ------------

Basic Industry - 1.0%
Chemicals - 0.4%
Georgia Gulf Corp.                                                     7,400        334,998
                                                                               ------------

Mining & Metals - 0.6%
Allegheny Technologies, Inc.*                                         26,130        439,245
                                                                               ------------
                                                                                    774,243
                                                                               ------------

Consumer Staples - 0.5%
Household Products - 0.5%
Tempur-Pedic International, Inc.(a)*                                  24,200        393,008
                                                                               ------------

Total United States Investments
(cost $32,355,125)                                                               42,012,994
                                                                               ------------

Foreign Investments - 44.1%

Austria - 1.0%
Schoeller-Bleckmann Oilfield Equipment AG                             36,300        719,766
                                                                               ------------

Bermuda - 0.5%
Primus Guaranty, Ltd.(a)*                                             26,800        352,420
                                                                               ------------

Brazil - 0.8%
Tim Participacoes, SA (ADR)*                                          42,800        607,332
                                                                               ------------

Canada - 1.7%
Angiotech Pharmaceuticals, Inc.(a)                                    25,900        473,452
Cognos, Inc.(a)*                                                      20,900        825,759
                                                                               ------------
                                                                                  1,299,211
                                                                               ------------

Czech Republic - 1.1%
Komercni Banka A.S                                                     6,311        800,823
                                                                               ------------

Finland - 0.9%
TietoEnator Oyj                                                       22,820        641,323
                                                                               ------------

Company                                                               Shares          Value
-------------------------------------------------------------------------------------------
France - 3.1%
Dassault Systemes, SA                                                 14,486        735,359
Societe Television Francaise 1                                        21,650        653,726
Veolia Environnement                                                  29,230        886,992
                                                                               ------------
                                                                                  2,276,077
                                                                               ------------

Germany - 4.5%
Altana AG                                                             12,741        644,029
Eurocastle Investment, Ltd.                                           37,500        763,924
Fraport AG                                                            24,329        888,480
Porsche AG pfd                                                         1,620      1,033,454
                                                                               ------------
                                                                                  3,329,887
                                                                               ------------

Greece - 1.2%
Greek Organization of Football Prognostics                            43,240        881,502
                                                                               ------------

Hong Kong - 0.6%
China Resources Enterprise, Ltd.                                     302,000        423,244
                                                                               ------------

India - 0.5%
Cadila Healthcare, Ltd.                                               33,400        376,966
                                                                               ------------

Ireland - 2.6%
Anglo Irish Bank Corp. Plc                                            58,607      1,119,189
CRH Plc                                                               35,008        836,778
                                                                               ------------
                                                                                  1,955,967
                                                                               ------------

Israel - 1.0%
Lipman Electronic Engineering, Ltd.*                                  30,400        724,128
                                                                               ------------

Italy - 0.9%
e.Biscom(a)*                                                          12,472        689,298
                                                                               ------------

Japan - 8.8%
Advantest Corp.                                                        5,100        355,417
Bandai Co., Ltd.                                                      12,900        282,714
Bank of Fukuoka, Ltd.*                                               102,000        580,574
Daikin Industries, Ltd.                                               14,000        340,886
Daiwa Securities Group, Inc.                                          34,000        208,572
Eisai Co., Ltd.                                                       17,500        503,966
Fuji Television Network, Inc.                                            117        264,110
Hitachi Chemical Co., Ltd.                                            29,800        469,958
Hoya Corp.                                                             7,200        739,473
JSR Corp.                                                             16,400        298,637
Kirin Brewery Co., Ltd.                                               27,000        242,358
Kose Corp.                                                            12,800        499,830
Nitto Denko Corp.                                                      9,100        431,830
Nomura Research Institute, Ltd.                                        4,800        419,619
Pioneer Corp.                                                         13,300        246,250
Sega Sammy Holdings, Inc.(a)                                           6,400        297,001
Takashimaya Co., Ltd.                                                 43,000        368,257
                                                                               ------------
                                                                                  6,549,452
                                                                               ------------

Netherlands - 2.0%
Efes Breweries International (GDR)(a)                                  6,600        183,150
IHC Caland NV                                                         14,652        840,678
Royal Numico NV(a)                                                    14,409        486,538
                                                                               ------------
                                                                                  1,510,366
                                                                               ------------

Russia - 1.5%
AO VimpelCom (ADR)(a)                                                 10,100      1,151,400
                                                                               ------------

South Africa - 2.2%
ABSA Group, Ltd.                                                     100,200      1,093,833
Massmart Holdings, Ltd.                                               74,700        520,922
                                                                               ------------
                                                                                  1,614,755
                                                                               ------------

South Korea - 0.5%
Hyundai Deptartment Store Co., Ltd.*                                  14,000        406,881
                                                                               ------------

Company                                                               Shares          Value
-------------------------------------------------------------------------------------------
Sweden - 2.0%
Nobel Biocare AB                                                       6,105        998,231
Oriflame Cosmetics, SA(a)                                             25,000        507,149
                                                                               ------------
                                                                                  1,505,380
                                                                               ------------

Taiwan - 1.2%
AU Optronics Corp.                                                   249,900        265,015
MediaTek, Inc.                                                        89,753        601,477
                                                                               ------------
                                                                                    866,492
                                                                               ------------

United Kingdom - 5.5%
easyJet Plc(a)                                                       123,000        355,662
Eircom Group Plc(a)                                                  175,191        368,500
Group 4 Securicor Plc(a)                                             291,537        623,105
ITV Plc                                                              312,561        614,457
Man Group Plc                                                         21,002        504,155
NDS Group Plc (ADR)(a)*                                               15,100        395,167
Smith & Nephew Plc                                                    45,205        385,054
Wolfson Microelectronics Plc(a)                                      101,114        182,721
WPP Group Plc                                                         62,647        629,257
                                                                               ------------
                                                                                  4,058,078
                                                                               ------------

Total Foreign Investments
(cost $27,242,201)                                                               32,740,748
                                                                               ------------

Total Common & Preferred Stocks
(cost $59,597,326)                                                               74,753,742
                                                                               ------------

                                                                   Principal
                                                                      Amount
                                                                       (000)          Value
SHORT-TERM INVESTMENT - 0.7%

Time Deposit - 0.7%
State Street Euro Dollar
1.10%, 11/01/04
(cost $515,000)                                                  $       515        515,000
                                                                               ------------

Total Investments Before Security Lending Collateral - 101.4%
(cost $60,112,326)                                                               75,268,742
                                                                               ------------

                                                                      Shares          Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.3%

Short-Term Investment - 12.3%
UBS Private Money Market Fund, LLC, 1.70%
(cost $9,145,260)                                                  9,145,260      9,145,260
                                                                               ------------

Total Investments - 113.7%
(cost $69,257,586)                                                               84,414,002
Other assets less liabilities - (13.7%)                                         (10,144,758)
                                                                               ------------
Net Assets - 100%                                                              $ 74,269,244
                                                                               ------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Small Cap Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: December 28, 2004